Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) BasisPoint Multiple	Dec. 31, 2017 USD ($) BasisPoint Multiple	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,791	$ 2,645	$ 2,591	$ 2,512
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	229,284	232,846
Fair value	$ 2,791	$ 2,645
Value (bps) | BasisPoint	122	114
Weighted-average servicing fees (bps) | BasisPoint	30	29
Multiple (value/servicing fees) | Multiple	4.11	3.86
Weighted-average note rate	4.15%	4.08%
Weighted-average age (in years)	4 years 3 months 18 days	4 years
Weighted-average expected prepayment (constant prepayment rate)	9.50%	10.00%
Weighted-average expected life (in years)	7 years 2 months 12 days	7 years
Weighted-average option adjusted spread	7.60%	8.00%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 44,384	$ 40,737
Fair value	$ 526	$ 450
Value (bps) | BasisPoint	119	110
Weighted-average servicing fees (bps) | BasisPoint	34	35
Multiple (value/servicing fees) | Multiple	3.45	3.17
Weighted-average note rate	4.59%	4.43%
Weighted-average age (in years)	3 years 3 months 18 days	3 years
Weighted-average expected prepayment (constant prepayment rate)	9.80%	9.80%
Weighted-average expected life (in years)	7 years 8 months 12 days	7 years 8 months 12 days
Weighted-average option adjusted spread	8.60%	9.90%
Government Insured [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 35,990	$ 36,756
Fair value	$ 465	$ 428
Value (bps) | BasisPoint	129	116
Weighted-average servicing fees (bps) | BasisPoint	36	34
Multiple (value/servicing fees) | Multiple	3.63	3.38
Weighted-average note rate	3.97%	3.92%
Weighted-average age (in years)	4 years 8 months 12 days	4 years 3 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	11.00%	11.60%
Weighted-average expected life (in years)	6 years 8 months 12 days	6 years 6 months
Weighted-average option adjusted spread	8.30%	9.20%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 148,910	$ 155,353
Fair value	$ 1,800	$ 1,767
Value (bps) | BasisPoint	121	114
Weighted-average servicing fees (bps) | BasisPoint	27	27
Multiple (value/servicing fees) | Multiple	4.52	4.24
Weighted-average note rate	4.06%	4.02%
Weighted-average age (in years)	4 years 6 months	4 years 2 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	9.10%	9.70%
Weighted-average expected life (in years)	7 years 1 month 6 days	6 years 10 months 24 days
Weighted-average option adjusted spread	7.20%	7.20%